UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sales, net of business tax, value-added tax and related surcharges:
Online education services	$ 15,722	$ 10,779
Books and reference materials	1,111	761
Others	1,858	1,463
Total net revenues	18,691	13,003
Cost of sales
Cost of services	(7,852)	(5,604)
Cost of tangible goods sold	(578)	(509)
Total cost of sales	(8,430)	(6,113)
Gross profit	10,261	6,890
Operating expenses
Selling expenses	(3,822)	(2,779)
General and administrative expenses	(2,678)	(2,454)
Total operating expenses	(6,500)	(5,233)
Other operating income	49	3
Operating income (loss)	3,810	1,660
Interest income	507	253
Exchange loss	(38)	(21)
Income before income taxes	4,279	1,892
Income tax expense	(856)	(416)
Net income	$ 3,423	$ 1,476
Net income per share:
Basic	$ 0.03	$ 0.01
Diluted	$ 0.02	$ 0.01
Weighted average shares used in calculating net income per share:
Basic	135,805,355	134,754,567
Diluted	137,117,556	135,496,638